Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENT

NOTE 6 - SUBSEQUENT EVENT

Extension of Service Agreement with Xizhen Zhu for the benefit of Billion Holding, Inc.

On April 15, 2018, Allyme Holding, Inc. (“Allyme” or the “Company”) entered into a client consulting agreement with Xizhen Zhu (“Ms. Zhu”) to provide management consulting services in exchange for a non-recurring service fee of $10,000 (the “Billion Agreement”). Under the terms of the Billion Agreement, Ms. Zhu will be acting for the benefit of Billion Holding, Inc., who is a third party beneficiary to the Billion Agreement. The initial term of the Billion Agreement (which has been subsequently extended per the extension agreement described infra) was for a period of one (1) month.

On July 30, 2018, the Company and Ms. Zhu agreed to an extension of the Billion Agreement pursuant to which the Term of the Billion Agreement, as defined in the Billion Agreement, was amended such that the Term shall be for a period of one (1) year, and shall automatically be renewed for successive one (1) year periods unless terminated by mutual agreement of the Parties or if one party gives the other party 30 days’ notice of termination.

Extension of Service Agreement with Xizhen Zhu for the benefit of JS Beauty Land Network Technology Inc.

On May 5, 2018, Allyme Holding, Inc. (“Allyme” or the “Company”) entered into a client consulting agreement with Xizhen Zhu, acting as financial representative on behalf of JS Beauty Land Network Technology Inc., to provide management consulting services in exchange for a non-recurring service fee of $10,000 (the “JS Beauty Agreement”). Under the terms of the JS Beauty Agreement, Ms. Zhu will be acting for the benefit of JS Beauty Land Network Technology Inc., who is a third party beneficiary to the JS Beauty Agreement. The initial term of the JS Beauty Agreement (which has been subsequently extended per the extension agreement described infra) was for a period of one (1) month.

On July 30, 2018, the Company and Ms. Zhu agreed to an extension of the JS Beauty Agreement pursuant to which the Term of the JS Beauty Agreement, as defined in the JS Beauty Agreement, was amended such that the Term shall be for a period of one (1) year, and shall automatically be renewed for successive one (1) year periods unless terminated by mutual agreement of the Parties or if one party gives the other party 30 days’ notice of termination.

Management has evaluated subsequent events through August 15, 2018, the date that the financial statements were available to be issued. All subsequent events requiring recognition as of June 30, 2018 have been incorporated into these financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events.”

NOTE 6 - SUBSEQUENT EVENT

On January 21, 2018, two shareholders of the Company holding an aggregate of 500,000 shares of common stock of the Company contributed such shares back to the Company at a cost basis of par value per share.

In February 2018, the Company sold 30,000 shares of common stock at $0.1 per share for total of $3,000 to 3 unrelated parties.

In February 2018, the Company sold 631,667 shares of common stock at $0.3 per share for total of $189,500 to 31 unrelated parties and 2 related parties.

In February 2018, the Company sold 40,000 shares of common stock at $0.4 per share for total of $16,000 to 2 unrelated parties.

In February 2018, the Company sold 10,000 shares of common stock at $0.5 per share for total of $5,000 to 1 unrelated party.

In February 2018, the Company sold 20,000 shares at $0.6 per share for total of $12,000 to 2 unrelated parties.

The shares sold in February 2018 have not been issued yet.

Management has evaluated subsequent events through March 28, 2018, the date which the financial statements were available to be issued. All subsequent events requiring recognition as of December 31, 2017 have been incorporated into these financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events.”